Legal And Regulatory Matters (Details) (U.S. v. VITAS [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 employee item	Dec. 31, 2013	Dec. 31, 2012
U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Number of Patients	117
Current and former employees	10
Net (costs) credit incurred	$ (2.1)	$ (2.1)	$ (1.2)